Net Income (Loss) Per Share (Tables)	3 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents a reconciliation of basic and diluted earnings per share computations for all periods presented:

	Three Months Ended June 30,
(in millions, except per share amounts)	2024	2023
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$223	$105
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic (1)	1,044	1,025
Equity-classified shared-based awards	16	4
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,060	1,029
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.21	$0.10
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.21	$0.10
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units (2)	—	12
Performance share units (3)	1	—
Total	1	12
(1)    For the three months ended June 30, 2024, includes weighted average ordinary shares for vested securities without restrictions that were not issued and outstanding as of the end of the reporting period.
(2)    RSUs exclude certain awards which require cash settlement and do not allow for share settlement; however, for reporting periods prior to the Company’s initial public offering of ADSs (the “IPO”), RSUs include securities where change in control or an initial public offering was not probable to occur, and settlement was expected in cash upon the passage of time.
(3)    Prior to the IPO, certain executive awards entitled participants to fixed monetary amounts where the quantity of securities was calculated based on the total fixed monetary amount divided by the closing average market price of ordinary shares. Upon the IPO, these awards entitle participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the IPO price.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table presents a reconciliation of basic and diluted earnings per share computations for all periods presented:

	Three Months Ended June 30,
(in millions, except per share amounts)	2024	2023
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$223	$105
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic (1)	1,044	1,025
Equity-classified shared-based awards	16	4
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,060	1,029
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.21	$0.10
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.21	$0.10
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units (2)	—	12
Performance share units (3)	1	—
Total	1	12
(1)    For the three months ended June 30, 2024, includes weighted average ordinary shares for vested securities without restrictions that were not issued and outstanding as of the end of the reporting period.
(2)    RSUs exclude certain awards which require cash settlement and do not allow for share settlement; however, for reporting periods prior to the Company’s initial public offering of ADSs (the “IPO”), RSUs include securities where change in control or an initial public offering was not probable to occur, and settlement was expected in cash upon the passage of time.
(3)    Prior to the IPO, certain executive awards entitled participants to fixed monetary amounts where the quantity of securities was calculated based on the total fixed monetary amount divided by the closing average market price of ordinary shares. Upon the IPO, these awards entitle participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the IPO price.